Subsequent events (Details) - Normal course issuer bid ("NCIB")		1 Months Ended
	Jan. 12, 2021 shares	Dec. 31, 2020 item	Jan. 04, 2021
Disclosure of non-adjusting events after reporting period [line items]
Term for purchase of normal course issuer bid	12 months
Maximum number of common shares that can be purchased	5,000,000
Percentage of shares issued			3.14%
Percentage of shares outstanding			3.14%
Number of shares purchased	83,342
Percentage of Average Daily Trading Volume	25.00%
Average Daily Trading Volume | item		333,370